Business Acquisitions - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 105,514	$ 70,803
Other non-current assets	67,230	$ 9,064
Tibet Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	4,568
Other current assets	33,906
Property and equipment	218
Goodwill	26,216
Other non-current assets	317
Other current liabilities	(13,411)
Deferred tax liabilities	(2,489)
Fair value of the 35% equity interests previously held	(13,395)
Non-controlling interests	(31,007)
Total	$ 32,578
Tibet Tianli Education Technology Co Ltd [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period	1 year
Tibet Tianli Education Technology Co Ltd [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amortization period	5 years
Tibet Tianli Education Technology Co Ltd [Member] | Trademark [Member]
Business Acquisition [Line Items]
Intangible assets	$ 8,108
Amortization period	5 years
Tibet Tianli Education Technology Co Ltd [Member] | Copyrights [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,317
Amortization period	5 years
Tibet Tianli Education Technology Co Ltd [Member] | Distribution channel [Member]
Business Acquisition [Line Items]
Intangible assets	$ 17,230
Amortization period	5 years